RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
RELATED PARTY [Abstract]
RELATED PARTY

NOTE 8 – RELATED PARTY

At March 31, 2015 the Company had a legal accrual to a related party of $21,004 and travel and office expense accruals of officers in the amount of $5,327. At December 31, 2014 the Company had a legal accrual to related party of $8,258 and travel and office expense accruals of officers in the amount of $2,065.

NOTE 9 – RELATED PARTY

At December 31, 2014 the Company had a legal accrual to related party of $8,258 and travel and office expense accruals of officers in the amount of $1,144. At December 31, 2013 the Company had accrued salaries to two beneficial owners of $42,088, a legal accrual to related party of $5,500 and travel and office expense accruals of officers in the amount of $1,229.